Acquisitions and Dispositions Discontinued Operations - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, net of income tax	$ (1,291)	$ (451)	$ (1,361)	$ 433	$ 217	$ 301	$ 318	$ 478		$ (2,670)	$ 1,314	$ 1,389
Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue										2,886	8,618	9,343
Disposal Group, Including Discontinued Operation, Other Income										74	58	68
Disposal Group, Including Discontinued Operation, Other Expense										1,333	2,016	2,474
Disposal Group, Including Discontinued Operation, Operating Expense										7,221	6,855	7,423
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax										(4,335)	1,763	1,920
Discontinued Operation, Tax Effect of Discontinued Operation										(1,665)	449	528
Income (loss) from discontinued operations, net of income tax										(2,670)	1,314	1,392
Brighthouse Financial, INC [Member] | Premiums
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue										1,951	2,142	2,098
Brighthouse Financial, INC [Member] | Universal life and investment-type product policy fees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue										3,724	3,936	4,122
Brighthouse Financial, INC [Member] | Net investment income
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue										3,157	3,038	2,996
Brighthouse Financial, INC [Member] | Total net investment gains (losses)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue										(134)	(49)	(535)
Brighthouse Financial, INC [Member] | Net derivative gains (losses)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue										(5,886)	(507)	594
Brighthouse Financial, INC [Member] | Policyholder benefits and claims
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Operating Expense										4,487	3,612	3,709
Brighthouse Financial, INC [Member] | Interest credited to policyholder account balances
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Operating Expense										1,107	1,195	1,217
Brighthouse Financial, INC [Member] | Policyholder dividend expense
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Operating Expense										34	32	23
Brighthouse Financial, INC [Member] | Goodwill impairment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Operating Expense									$ 260	$ 260	$ 0	$ 0